Litigation (Details) - FaZe Clan Inc. [Member] - USD ($) $ in Millions		1 Months Ended		12 Months Ended
	Dec. 07, 2020	Apr. 01, 2022	Jan. 28, 2020	Dec. 31, 2021	Dec. 31, 2020	Jul. 19, 2021	Sep. 14, 2020	May 12, 2020
Litigation (Details) [Line Items]
Accrued amount			$ 1.0		$ 1.1
Equity percentage								20.00%
Shares issued (in Shares)						1,000,000
Legal accrual				$ 1.9	0.7
Accrued expense					3.2
Agreement total amount	$ 3.0
Plus payment	$ 0.5
Settlement agreement				the Company has entered into a settlement agreement whereby Gordon agreed to the cancellation of 90,000 of the 790,000 outstanding stock options previously issued to him and to release any actions, claims, damages, judgments or agreements arising out of his relationship with the Company in exchange for $1.9 million in cash.
Salman and Gimelshtein [Member]
Litigation (Details) [Line Items]
Alleged funding amount							$ 2.5
Bridging Finance Group [Member]
Litigation (Details) [Line Items]
Alleged funding amount							$ 30.0
Ms. Butler [Member]
Litigation (Details) [Line Items]
Legal accrual				$ 0.8
Combination of cash and common stock				0.8
Treschow-Fritzoe [Member]
Litigation (Details) [Line Items]
Legal accrual		$ 0.8		0.8	$ 1.2
Mr. Selkoe [Member]
Litigation (Details) [Line Items]
Amount paid in advance				$ 2.9